INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 1,219,715	$ 1,173,152
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(64,222)	(74,077)
Net minimum lease payments receivable	1,155,493	1,099,075
Estimated residual values of leased property (un-guaranteed)	331,929	180,080
Less: unearned income	(493,035)	(476,996)
Total investment in sales-type lease, direct financing lease and leaseback assets	994,387
Total investment in sales-type lease, direct financing lease and leaseback assets		802,159
Current portion	56,189
Current portion		39,804
Long-term portion	938,198
Long-term portion		$ 762,355
Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	1,085,642
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(64,222)
Net minimum lease payments receivable	1,021,420
Estimated residual values of leased property (un-guaranteed)	192,429
Less: unearned income	(427,251)
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598
Current portion	45,361
Long-term portion	741,237
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	134,073
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	0
Net minimum lease payments receivable	134,073
Estimated residual values of leased property (un-guaranteed)	139,500
Less: unearned income	(65,784)
Total investment in sales-type lease, direct financing lease and leaseback assets	207,789
Current portion	10,828
Long-term portion	$ 196,961